ACQUISITION OF ECO FIRMA FARMS	12 Months Ended
Jan. 31, 2020
ECO FIRMA FARMS
Disclosure of detailed information about business combination [line items]
ACQUISITIONS

7.         ACQUISITION OF ECO FIRMA FARMS

  On June 13, 2018, the Company acquired all membership units of EFF, a licensed recreational cannabis cultivation operation located outside of Portland, Oregon for total consideration of $7,849,684 comprised of assumed liabilities of $3,944,049, a convertible promissory note for $2,000,000 and a share payment note for $1,905,635. This acquisition is being accounted for using the acquisition method, in accordance with IFRS 3 - Business Combinations ("IFRS 3"), with the assets and liabilities acquired recorded at their fair values at the acquisition date. The Company is required to allocate the purchase price to tangible and identifiable intangible assets acquired and liabilities assumed based on their fair values. The excess of the purchase price over those fair values of the net assets acquired is recorded as goodwill.

  The purchase price and the allocation of the purchase price is as follows:

- $ -
Cash	65,572
Receivables	122,840
Inventory	723,170
Biological assets	184,617
Other assets	70,120
Property and equipment	1,736,628
Right-of-use asset	3,689,418
Lease liability	(3,689,418)
Cultivation license	120,000
Goodwill	5,160,741
Accounts payable and accrued liabilities	(334,004)
Total assets and liabilites acquired	7,849,684
Liabilities assumed	3,944,049
Convertible promissory note	2,000,000
Share payment note	1,905,635
Total consideration	7,849,684

  On June 13, 2018, in conjunction with the acquisition of EFF, the Company issued a share payment note in the amount of $1,905,635 without interest, by the allotment and issuance of 2,142,000 common shares of C21, any time after October 15, 2018. The Company recognized the share payment note within equity.

  On June 13, 2018, in conjunction with the acquisition of EFF, the Company issued a convertible promissory note for $2,000,000 maturing June 13, 2021. The value of the financial and derivative liability component was determined at the date of issuance in the amounts of $1,606,990 and $393,010 respectively (Note 21). Subsequent to the year ending January 31, 2019, one of the vendors that sold EFF, converted their portion of the convertible note to 977,479 common shares.

  An earn-out amount was contemplated in the purchase agreement and amendment to the purchase agreement, in which the Company agreed to deliver to the vendors one common share of C21, at a deemed issue price of $1.00 per share if the EBITDA earned by the Company if upon satisfying the agreed upon amounts ("Earn Out") and average wholesale flower prices were in excess of $1,400 per pound. Management has determined that the Earn Out has $nil value.

  At January 31, 2019, it was determined that the goodwill amounts for EFF were impaired and should be written off. The Company has written off $5,160,741 of goodwill in relation to EFF for the year ended January 31, 2019 (Note 14).